Common Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock	Common Stock
On June 9, 2021, the Business Combination (as defined in Note 1 and further described in Note 3) was consummated and the Company issued 38,721,137 shares for an aggregate purchase price of $327.3 million, net of issuance costs of $8.1 million. Immediately following the Business Combination, there were 124,045,255 shares of Common Stock outstanding. The holder of each share of Common Stock is entitled to one vote.
The Company has retroactively adjusted the shares issued and outstanding prior to June 9, 2021 to give effect to the exchange ratio established in the Business Combination Agreement to determine the number of shares of Common Stock into which they were converted into.
In June 2021, pursuant to the Business Combination, the Company amended its certificate of incorporation to increase the number of authorized common stock shares to 1,000,000,000. There were 124,303,083 shares issued and outstanding as of December 31, 2021.
Common Stock Warrants
In connection with a term loan that the Company entered into during fiscal year 2017, 63,491 common stock warrants were issued to the lender, and recorded at fair value within additional paid-in capital in stockholders’ equity (deficit). Fair value was determined using the Black-Scholes Option Pricing Model. There were no common stock warrants issued in fiscal years 2021 and 2020. During the fiscal year 2021, all common stock warrants were net exercised and the Company issued 62,722 Common Stock shares to the lender.
Common stock warrants as of December 31, 2020 were as follows:

	December 31, 2020
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common stock	63,491	$0.12	9/7/2027
Total outstanding common stock warrants	63,491
Common Stock Reserved for Future Issuance
Shares of common stock reserved for future issuance on an as-if converted basis, were as follows:

	December 31, 2021	December 31, 2020
Shares available for grant under 2021 Equity Incentive Plan	14,481,463	—
Stock options issued and outstanding	8,550,076	5,145,547
Shares available for grant under 2021 Employee Stock Purchase Plan	1,244,900	—
Convertible preferred stock	—	52,175,965
Shares available for grant under 2017 Equity Incentive Plan	—	2,349,673
Common stock warrants outstanding	—	63,491
Total shares of common stock reserved	24,276,439	59,734,676
The shares of the Company’s common, redeemable convertible preferred stock, common stock warrants and shares available for grant, prior to the Business Combination (as defined in Note 1 and further described in Note 3) have been retroactively restated to reflect the exchange ratio of approximately 3.6281 established in the Business Combination as described in Note 3.